BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	- The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0,5	(145,489)
	-0,5	155,191
Margins (%)	10	459,818
	-10	(459,818)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the Current and Non-current biological assets are as follows:

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Current	302,710	275,792
Non-current	3,296,117	3,393,634
Total	3,598,827	3,669,426

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31-2020
Movement	Current	Non-current	Total
	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	275,792	3,393,634	3,669,426
Changes in real incurred cost	(1,140)	(68,081)	(69,221)
Additions through acquisition and costs of new plantations	2,590	182,746	185,336
Sales	-	(47,110)	(47,110)
Harvest	(99,300)	-	(99,300)
Increases (decreases) in Foreign Currency Translation	(12,889)	(85,393)	(98,282)
Loss of forest due to fires	(326)	(9,535)	(9,861)
Transfers from non-current to current	108,786	(108,786)	-
Other increases (decreases)	(1)	(3)	(4)
Changes in fair value	28,058	(29,436)	(1,378)
Gain (losses) arising from changes in fair value minus sale costs	-	182,950	182,950
Sales	-	15,184	15,184
Harvest	(182,753)	-	(182,753)
Loss of forest due to fires	-	(16,759)	(16,759)
Transfers from non-current to current	210,811	(210,811)	-
Total Changes	26,918	(97,517)	(70,599)
Closing balance	302,710	3,296,117	3,598,827

	12-31-2019
Movement	Current	Non-current	Total
	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	315,924	3,336,339	3,652,263
Changes in real incurred cost	(22,719)	90,999	68,280
Additions through acquisition and costs of new plantations	9,195	217,562	226,757
Sales	-	(2,722)	(2,722)
Harvest	(133,335)	-	(133,335)
Increases (decreases) in Foreign Currency Translation	4,699	(23,091)	(18,392)
Loss of forest due to fires	-	(3,823)	(3,823)
Transfers from non-current to current	96,875	(96,875)	-
Other Increases (decreases)	(153)	(52)	(205)
Changes in fair value	(17,413)	(33,704)	(51,117)
Gain (losses) arising from changes in fair value minus sale costs	(6,588)	161,293	154,705
Sales	-	(4,015)	(4,015)
Harvest	(198,089)	-	(198,089)
Loss of forest due to fires	-	(3,718)	(3,718)
Transfers from non-current to current	187,264	(187,264)	-
Total Changes	(40,132)	57,295	17,163
Closing balance	275,792	3,393,634	3,669,426